UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Vardon Capital Management, LLC
Address:  120 West 45 Street, 17th Floor
New York, New York 10036


Form 13F File Number:   28-10692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Richard W. Shea, Jr.
Title:  	Managing Member
Phone:		(212) 626-6300

Signature, Place, and Date of Signing:


	/s/ Richard W. Shea, Jr.  	New York, NY		05/13/08
	[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

Form 13F Information Table Entry Total:  	35

Form 13F Information Table Value Total:  	$107685
					 	(thousands)

List of Other Included Managers: 		NONE

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

Name of Issuer			Title of				Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class			Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shared	None

A C MOORE ARTS & CRAFTS INC	NASDAQ OTC ISSUES	00086T103	5018		735803		SH		Sole		735803
ABERCROMBIE & FITCH CO		COMMON STOCKS		002896207	293		4000		SH		Sole		4000
ACTIVISION INC NEW		NASDAQ OTC ISSUES	004930202	412		15100		SH		Sole		15100
AMAZON COM INC			NASDAQ OTC ISSUES	023135106	3494		49000		SH		Sole		49000
APPLE COMPUTER INC		NASDAQ OTC ISSUES	037833100	4162		29000		SH		Sole		29000
BEACON ROOFING SUPPLY INC	NASDAQ OTC ISSUES	073685109	600		60000		SH		Sole		60000
BUFFALO WILD WINGS INC		NASDAQ OTC ISSUES	119848109	2622		107000		SH		Sole		107000
CACHE INC NEW			NASDAQ OTC ISSUES	127150308	7666		679039		SH		Sole		679039
COSI INC			NASDAQ OTC ISSUES	22122P101	6750		2351948		SH		Sole		2351948
COSTCO WHOLESALE CORP-NEW	NASDAQ OTC ISSUES	22160K105	4183		64391		SH		Sole		64391
EARTHLINK INC			NASDAQ OTC ISSUES	270321102	7681		1017288		SH		Sole		1017288
FEDERAL EXPRESS CORP		COMMON STOCKS		31428X106	3744		40400		SH		Sole		40400
GAP INC				NASDAQ OTC ISSUES	364760108	4310		219000		SH		Sole		219000
GOODYEAR TIRE & RUBBER CO	COMMON STOCKS		382550101	5595		216869		SH		Sole		216869
GREEN MTN COFFEE INC		NASDAQ OTC ISSUES	393122106	1994		63000		SH		Sole		63000
GSI COMMERCE INC		NASDAQ OTC ISSUES	36238G102	1920		146000		SH		Sole		146000
HILLTOP HLDGS INC		COMMON STOCKS		432748101	417		40100		SH		Sole		40100
KANSAS CITY SOUTHN INDS INC	COMMON STOCKS		485170302	7086		176675		SH		Sole		176675
MACYS INC			COMMON STOCKS		55616P104	1683		73000		SH		Sole		73000
MEDIACOM COMMUNICATIONS CORP	NASDAQ OTC ISSUES	58446K105	108		25000		SH		Sole		25000
MERRILL LYNCH & CO INC		COMMON STOCKS		590188108	1080		26500		SH		Sole		26500
MICROSOFT CORP			NASDAQ OTC ISSUES	594918104	3548		125000		SH		Sole		125000
NII HLDGS INC			NASDAQ OTC ISSUES	62913F201	318		10000		SH		Sole		10000
NUTRISYSTEM INC			NASDAQ OTC ISSUES	67069D108	211		14000		SH		Sole		14000
NVR INC				COMMON STOCKS		62944T105	299		500		SH		Sole		500
POWERSHARES GLOBAL WATER	COMMON STOCKS		73935X575	712		37000		SH		Sole		37000
RESTORATION HARDWARE INC	NASDAQ OTC ISSUES	760981100	7496		1723175		SH		Sole		1723175
RITE AID CORP			COMMON STOCKS		767754104	10260		3489800		SH		Sole		3489800
STREETTRACKS SER TR		COMMON STOCKS		78464A888	1019		47000		SH		Sole		47000
TALBOTS INC			COMMON STOCKS		874161102	2486		230600		SH		Sole		230600
UAL CORPORATION			NASDAQ OTC ISSUES	902549807	1292		60000		SH		Sole		60000
UNITED STATES OIL FUND LO	COMMON STOCKS		91232N108	1424		17500		SH		Sole		17500
V F CORP			COMMON STOCKS		918204108	3023		39000		SH		Sole		39000
WAL MART STORES INC		COMMON STOCKS		931142103	4694		89100		SH		Sole		89100
WET SEAL INC-CL A		NASDAQ OTC ISSUES	961840105	85		25000		SH		Sole		25000

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